July 15, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re: Calvert World Values Fund, Inc. (the “Registrant”) on behalf of

Calvert Emerging Markets Advancement Fund (the “New Fund”)

Post-Effective Amendment No. 62 (1933 Act File No. 033-45829)

Amendment No. 62 (1940 Act File No. 811-06563) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the New Fund. The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective on October 1, 2019 (the “Effective Date”).

The Amendment is being filed for the purpose of registering shares of the New Fund. The investment objective of the New Fund is total return. The New Fund will offer Class A, Class C, Class I and Class R6 shares. Class A, Class C, Class I and Class R6 shares will offer shares on substantially the same basis as Class A, Class C, Class I and Class R6 shares of Calvert Absolute Return Bond Fund, a series of Calvert Management Series, which was filed on April 26, 2019 (Accession No. 0000940394-19-000644.

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8878.

Very truly yours,

/s/ Michael Keane

Michael Keane, Esq.

Vice President